Commitments and Contractual Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of contingent liabilities [abstract]
Summary of Contractual Obligations
The Company’s commitments and contractual obligations at December 31, 2020, include:

	2021	2022	2023	2024	2025 and later	Total

Debt (1)	$66,667	$66,667	$150,000	$233,953	$—	$517,287
Purchase obligations	56,903	2,967	239	239	239	60,587
Leases	13,274	6,277	2,822	2,298	11,415	36,086
Mineral properties	4,658	4,467	4,636	4,636	12,265	30,662
Asset retirement obligations	4,701	4,292	3,301	420	125,973	138,687
	$146,203	$84,670	$160,998	$241,546	$149,892	$783,309

(1)Does not include interest on debt.